UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                            Value $
 ------                                            -------
           COMMON STOCK - 100.2%
           BASIC INDUSTRIES - 2.2%
     758   Monsanto                                  64,134
   2,582   Western Gas Resources                    122,645
                                                 ----------
                                                    186,779
           BROADCASTING, NEWSPAPERS & ADVERTISING - 1.0%
   3,257   CBS Class B                               85,105
                                                 ----------
           BUSINESS SERVICES - 0.8%
   2,013   Yahoo! (1)                                69,126
                                                 ----------
           CAPITAL GOODS - 11.6%
   4,573   Cendant                                   76,552
   5,721   General Electric                         187,363
   4,247   Honeywell International                  163,170
   3,476   Ingersoll-Rand Class A                   136,503
   1,925   Textron                                  162,585
   2,834   Tyco International                        73,826
   2,877   United Technologies                      167,930
                                                 ----------
                                                    967,929
           COMMUNICATIONS EQUIPMENT - 2.2%
  10,067   Cisco Systems (1)                        186,944
                                                 ----------
           COMPUTER HARDWARE - 3.8%
     603   Apple Computer (1)                        45,533
   1,665   International Business Machines          135,364
  30,321   Sun Microsystems (1)                     136,445
                                                 ----------
                                                    317,342
           COMPUTER SOFTWARE - 7.3%
   1,182   Electronic Arts (1)                       64,513
   2,784   Mercury Interactive (1)                   96,605
   8,332   Microsoft                                234,546
   3,444   Network Appliance (1)                    107,453
   8,226   Oracle (1)                               103,401
                                                 ----------
                                                    606,518
           CONSUMER CYCLICALS - 8.2%
   2,056   Federated Department Stores              136,991
   3,719   Home Depot                               150,806
   3,292   Office Depot (1)                         109,130
   2,611   Target                                   142,952
   3,109   Wal-Mart Stores                          143,356
                                                 ----------
                                                    683,235
           CONSUMER STAPLES - 8.7%
   2,376   Altria Group                             171,880
   4,061   Estee Lauder Class A                     148,104
   3,732   PepsiCo                                  213,396


 Shares                                            Value $
 ------                                            -------
           CONSUMER STAPLES - (CONTINUED)
   3,265   Procter & Gamble                         193,386
                                                 ----------
                                                    726,766
           ENERGY - 10.8%
   1,641   ConocoPhillips                           106,173
   3,505   Exxon Mobil                              219,939
   1,994   Nabors Industries (1)                    162,012
   728     National Oilwell Varco (1)                55,379
   3,468   Quicksilver Resources (1)                174,336
   2,601   Ultra Petroleum (1)                      178,923
                                                 ----------
                                                    896,762
           FINANCIAL SERVICES - 19.5%
   5,193   Bank of America                          229,686
   1,031   Capital One Financial                     85,882
     142   CapitalSource (1)                          3,127
   5,601   Citigroup                                260,895
   2,258   E*Trade Financial (1)                     53,718
   1,636   Freddie Mac                              111,019
   4,668   Genworth Financial Class A               152,924
   1,999   Merrill Lynch                            150,065
   2,543   Nuveen Investments Class A               115,376
   3,630   St. Paul Travelers                       164,730
   3,269   Wachovia                                 179,239
   1,947   Wells Fargo                              121,415
                                                 ----------
                                                  1,628,076
           HEALTH CARE - 13.5%
   2,943   Abbott Laboratories                      126,990
     886   Amgen (1)                                 64,581
   2,114   Baxter International                      77,901
   3,251   Community Health Systems (1)             118,304
   2,750   Johnson & Johnson                        158,235
   1,827   Medtronic                                103,171
  10,263   Pfizer                                   263,554
   1,304   WellPoint (1)                            100,147
   2,396   Wyeth                                    110,815
                                                 ----------
                                                  1,123,698
           MEDIA - 4.4%
   4,418   Clear Channel Communications             129,315
   7,896   News Class B                             130,600
   2,637   Viacom Class B (1)                       109,382
                                                 ----------
                                                    369,297
           REAL ESTATE INVESTMENT TRUSTS - 0.6%
   1,367   iStar Financial                           49,062
                                                 ----------
           TECHNOLOGY-SEMICONDUCTORS - 2.0%
   4,412   Intel                                     93,843


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                            Value $
 ------                                            -------
           COMMON STOCK  - (CONTINUED)
           TECHNOLOGY-SEMICONDUCTORS - (CONTINUED)
   1,725   Maxim Integrated Products                 70,794
                                                 ----------
                                                    164,637
           TELEPHONES & TELECOMMUNICATIONS - 1.2%
   3,952   AT&T                                     102,554
                                                 ----------
           UTILITIES - 2.4%
   1,087   Constellation Energy Group                63,339
   1,909   Entergy                                  132,695
                                                 ----------
                                                    196,034
                                                 ----------
           TOTAL COMMON STOCK
             (Cost $7,092,445)                    8,359,864
                                                 ----------
           SHORT-TERM INVESTMENTS  - 0.1%
Principal
 Amount $
---------
   1,086   JPMorgan Chase Time Deposit,
              3.97%                                   1,086

 Shares
 ------
   5,000   SEI Daily Income Trust Money
              Market Fund, Class A,
              4.33%  (2)                              5,000
                                                 ----------
           TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $6,086)                           6,086
                                                 ----------
           TOTAL INVESTMENTS -
              100.3%
              (Cost $7,098,531)*                  8,365,950
                                                 ----------
           OTHER ASSETS LESS
              LIABILITIES - (0.3)%                  (21,858)
                                                 ----------
           NET ASSETS - 100.0%                   $8,344,092
                                                 ==========
* At January 31, 2006, the tax basis cost of the Fund's investments was $7,109,578, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,442,703 and $(186,331), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of January 31, 2006.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                            Value $
 ------                                            -------
           COMMON STOCK - 90.6%
           AUTOS & TRANSPORTATION - 2.2%
   26,400  Aviall (1)                                 912,384
   64,200  Kansas City Southern (1)                 1,667,916
   70,800  Republic Airways Holdings (1)            1,049,964
                                                 ------------
                                                    3,630,264
           BUSINESS SERVICES - 7.7%
   53,800  ABM Industries                           1,028,118
   18,300  Bright Horizons Family Solutions (1)       715,164
    4,600  Clean Harbors (1)                          124,016
   26,500  Clear Channel Outdoor Holdings
              Class A (1)                             528,675
    2,000  DiamondCluster International (1)            19,020
   11,100  Euronet Worldwide (1)                      358,197
  102,200  Gartner (1)                              1,406,272
    8,850  H&E Equipment Services (1)                 204,435
   19,289  HUB Group Class A (1)                      816,889
    5,700  Hudson Highland Group (1)                   93,822
   16,738  Intrawest                                  470,170
   12,800  LKQ (1)                                    287,872
  102,900  Navigant Consulting (1)                  2,337,888
   27,900  Perini (1)                                 768,087
   27,700  Pinnacle Entertainment (1)                 798,314
   69,400  RightNow Technologies (1)                1,106,236
   17,200  Ritchie Brothers Auctioneers               773,140
   25,800  Watson Wyatt                               785,352
                                                 ------------
                                                   12,621,667
           CONSUMER DISCRETIONARY - 12.7%
   12,400  Allion Healthcare (1)                      188,480
   22,700  Brown Shoe                               1,021,954
   76,500  Claire's Stores                          2,421,990
   66,200  CSK Auto (1)                             1,072,440
   88,800  Educate                                  1,108,224
   11,900  Education Management (1)                   364,378
   41,400  Flowers Foods                            1,138,914
   56,900  Gevity HR                                1,561,905
   57,400  Maidenform Brands (1)                      641,158
   25,395  Orient-Express Hotels Class A              819,751
   51,000  PETCO Animal Supplies (1)                1,114,860
   18,500  PF Chang's China Bistro (1)                948,310
   28,900  Rare Hospitality International (1)         911,795
   19,000  Regis                                      736,250
  114,100  Scientific Games Class A (1)             3,656,905
   22,600  Standard Parking (1)                       444,768
   90,100  Valueclick (1)                           1,695,682


 Shares                                            Value $
 ------                                            -------
           CONSUMER DISCRETIONARY - (CONTINUED)
   30,600  Waste Connections (1)                    1,069,164
                                                 ------------
                                                   20,916,928
           CONSUMER STAPLES - 0.7%
   29,100  Ralcorp Holdings (1)                     1,143,630
                                                 ------------
           FINANCIAL SERVICES - 13.1%
   39,942  Apollo Investment (2)                      728,143
   29,100  Argonaut Group (1)                       1,034,505
   17,600  Bank of Hawaii                             918,896
   22,900  Boston Private Financial Holdings          699,366
   22,624  Brandywine Realty Trust                    711,525
  169,000  Conseco (1)                              4,118,530
   29,743  Cullen/Frost Bankers                     1,598,389
   76,400  Encore Capital Group (1)                 1,440,904
   19,000  First Niagara Financial Group              262,200
    5,500  GAMCO Investors Class A                    245,245
   16,208  Health Care REIT                           602,775
  110,764  Max Re Capital                           2,936,354
   23,830  Platinum Underwriters Holdings             730,389
   56,700  Reinsurance Group of America             2,749,950
  110,000  TAC Acquisition (1)                        712,250
   35,463  United Dominion Realty Trust               901,115
   21,600  Westamerica Bancorporation               1,162,512
                                                 ------------
                                                   21,553,048
           HEALTH CARE - 13.6%
   13,600  Adams Respiratory
              Therapeutics (1)                        587,248
   24,000  Advanced Medical Optics (1)              1,069,920
   58,563  Angiotech Pharmaceuticals (1)              736,723
   42,900  Array Biopharma (1)                        333,333
   14,350  DaVita (1)                                 785,663
   18,500  Digene (1)                                 614,200
  175,193  Diversa (1)                                944,290
   20,100  DJ Orthopedics (1)                         659,883
   61,800  Endo Pharmaceuticals Holdings (1)        1,773,660
   53,200  First Horizon Pharmaceutical (1)           894,292
   24,400  Human Genome Sciences (1)                  268,400
   53,812  Immucor (1)                              1,617,051
   37,500  Inspire Pharmaceuticals (1)                186,750
   99,100  Lexicon Genetics (1)                       396,400
   52,600  Medicis Pharmaceutical Class A           1,625,866
   40,600  Nuvelo (1)                                 696,290
   18,700  PolyMedica                                 742,764
   15,200  Psychiatric Solutions (1)                  501,448
    7,300  Renal Care Group (1)                       346,312
   51,900  Salix Pharmaceuticals (1)                  902,541
   59,500  Senomyx (1)                                966,875


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                            Value $
 ------                                            -------
           COMMON STOCK  - (CONTINUED)
           HEALTH CARE - (CONTINUED)
   55,300  Serologicals (1)                         1,236,508
   28,200  Sybron Dental Specialties (1)            1,201,320
   36,234  Symbion (1)                                837,005
   34,273  United Surgical Partners
              International (1)                     1,328,421
   28,300  WellCare Health Plans (1)                1,144,169
                                                 ------------
                                                   22,397,332
           MATERIALS & PROCESSING - 6.6%
   62,900  Agnico-Eagle Mines                       1,542,308
   42,900  Airgas                                   1,663,662
   33,800  Albany International Class A             1,250,600
   15,800  Cytec Industries                           783,680
   21,500  FMC (1)                                  1,213,030
   11,900  Foundation Coal Holdings                   529,074
   29,068  Goldcorp                                   795,300
   82,700  Hecla Mining (1)                           436,656
   37,000  Koppers Holdings (1)                       518,000
   46,200  Olin                                       947,100
   32,300  Schnitzer Steel Industries Class A       1,080,112
                                                 ------------
                                                   10,759,522
           OTHER - 1.1%
   64,300  Laidlaw International                    1,748,960
                                                 ------------
           OTHER ENERGY - 6.5%
   45,944  Birchcliff Energy Ltd (1)                  306,643
   29,788  Denbury Resources (1)                      886,789
   47,500  Dresser-Rand Group (1)                   1,279,175
   27,900  FMC Technologies (1)                     1,445,778
   10,900  Forest Oil (1)                             561,350
   73,300  Hanover Compressor (1)                   1,213,848
   27,800  KCS Energy (1)                             807,034
   14,300  Ormat Technologies                         504,075
   19,000  St. Mary Land & Exploration                829,160
   45,900  Stroud Energy (1) (3) (4)                  734,400
   36,600  Superior Energy Services (1)               993,690
   57,046  Willbros Group (1)                       1,169,443
                                                 ------------
                                                   10,731,385
           PRODUCER DURABLES - 6.8%
   27,300  Actuant Class A                          1,562,925
   25,800  DRS Technologies                         1,282,002
   25,800  IDEX                                     1,186,800
   12,800  Kennametal                                 748,800
   12,600  Manitowoc                                  837,900
   21,379  MTC Technologies (1)                       624,481
  131,500  Power-One (1)                              794,260


 Shares                                            Value $
 ------                                            -------
           PRODUCER DURABLES - (CONTINUED)
   27,100  Rofin-Sinar Technologies (1)             1,294,025
  100,600  Ultratech (1)                            1,931,520
  109,000  Xerium Technologies                        867,640
                                                 ------------
                                                   11,130,353
           TECHNOLOGY - 18.2%
   20,400  Advanced Analogic
              Technologies (1)                        303,960
   17,000  Avocent (1)                                565,590
  110,600  Axcelis Technologies (1)                   698,992
   14,600  CCC Information Services
              Group (1)                               386,462
   32,500  Concur Technologies (1)                    536,900
   35,300  CSG Systems International (1)              803,781
   22,100  F5 Networks (1)                          1,429,870
   44,700  Filenet (1)                              1,254,282
   85,386  II-VI (1)                                1,485,716
  117,200  Informatica (1)                          1,725,184
  155,800  Integrated Device Technology (1)         2,164,062
    4,700  International DisplayWorks (1)              30,503
   20,500  International Rectifier (1)                745,585
   46,300  Kanbay International (1)                   780,618
   45,800  Mapinfo (1)                                647,154
  103,400  MIPS Technologies (1)                      940,940
   46,800  O2Micro International Ltd (1)              509,184
  130,200  Parametric Technology (1)                  815,052
  117,900  Perot Systems Class A (1)                1,776,753
   30,400  Rackable Systems (1)                       913,520
  201,900  RSA Security (1)                         3,103,203
   65,600  SBA Communications Class A (1)           1,433,360
   13,800  Scansource (1)                             811,578
   37,000  Sina (1)                                   860,990
   31,779  Technology Investment Capital              490,035
   55,800  THQ (1)                                  1,464,750
   39,400  UbiquiTel (1)                              385,726
   12,500  Vocus (1)                                  175,000
  120,300  Volterra Semiconductor (1)               2,256,828
   15,100  WebEx Communications (1)                   366,628
                                                 ------------
                                                   29,862,206
           UTILITIES - 1.4%
    9,200  ITC Holdings                               250,240
   41,450  PNM Resources                            1,018,426
   41,600  Southern Union                           1,048,320
                                                 ------------
                                                    2,316,986
                                                 ------------
           TOTAL COMMON STOCK
              (Cost $122,191,510)                 148,812,281
                                                 ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                            Value $
 ------                                            -------
           INVESTMENT COMPANY  - 1.0%
   20,900  iShares Russell 2000 Growth Index
               Fund                                 1,586,310
                                                 ------------
           TOTAL INVESTMENT COMPANY
              (Cost $1,417,647)                     1,586,310
                                                 ------------
           SHORT-TERM INVESTMENTS  - 9.9%

Principal
 Amount $
---------
4,613,019  JPMorgan Chase Time Deposit,
              3.97%                                 4,613,019

 Shares
 ------
6,804,408  SEI Daily Income Trust Money
              Market Fund, Class A,
              4.33%  (5)                            6,804,408
4,825,000  SEI Daily Income Trust Prime
              Obligations Fund, Class A,
              4.33%  (5)                            4,825,000
                                                 ------------
           TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $16,242,427)                   16,242,427
                                                 ------------
           TOTAL INVESTMENTS -
              101.5%
              (Cost $139,851,584)*                166,641,018
                                                 ------------
           OTHER ASSETS LESS
              LIABILITIES - (1.5)%                 (2,387,069)
                                                 ------------
           NET ASSETS - 100.0%                   $164,253,949
                                                 ============

* At January 31, 2006, the tax basis cost of the Fund's investments was $140,044,101, and the unrealized appreciation and depreciation of investments owned by the Fund were $28,676,183 and $(2,079,266), respectively.
(1) Denotes non-income producing security.
(2) Business development and investment company.
(3) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2006, the value of these securities amounted to $734,400, representing 0.5% of the net assets of the Fund and is considered illiquid.
(4) Security is fair valued.
(5) Rate shown is 7-day yield as of January 31, 2006.
Ltd -- Limited
REIT -- Real Estate Investment Trust


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



 Shares                                           Value $
 ------                                           -------
           COMMON STOCK - 97.0%
           AUSTRALIA - 1.8%
  49,023   Macquarie Infrastructure Group           131,190
                                                 ----------
           BRAZIL - 2.1%
   3,791   Banco Bradesco ADR                       151,413
                                                 ----------
           CANADA - 4.9%
   2,531   Niko Resources                           118,270
   2,048   Nova Chemicals                            71,042
   2,140   Suncor Energy                            171,114
                                                 ----------
                                                    360,426
           FRANCE - 12.3%
   5,518   AXA                                      187,051
   1,686   BNP Paribas                              150,358
     697   Groupe Danone                             75,962
   1,883   Renault                                  177,765
   1,543   Schneider Electric                       161,227
     535   Total                                    147,685
                                                 ----------
                                                    900,048
           GERMANY - 6.2%
   1,659   Deutsche Bank                            178,145
     628   SAP                                      128,568
   2,250   Schwarz Pharma                           143,248
                                                 ----------
                                                    449,961
           GREECE - 2.1%
   3,339   National Bank of Greece                  152,619
                                                 ----------
           INDONESIA - 1.6%
   4,144   Telekomunikasi Indonesia ADR             114,706
                                                 ----------
           IRELAND - 2.0%
   7,019   Irish Life & Permanent                   149,667
                                                 ----------
           ITALY - 1.4%
   8,911   ACEA (1)                                 100,310
                                                 ----------
           JAPAN - 16.2%
   4,100   Daikin Industries                        134,558
   6,700   Mitsubishi Corp.                         156,492
  11,000   Mitsubishi Estate                        255,520
   1,900   Nitto Denko                              160,830
   5,700   Omron                                    134,349
     810   ORIX                                     209,560
   1,900   T&D Holdings                             135,564
                                                 ----------
                                                  1,186,873
           MALAYSIA - 2.0%
  23,900   Genting                                  145,969
                                                 ----------


 Shares                                           Value $
 ------                                           -------
           NETHERLANDS - 4.1%
   9,629   Reed Elsevier                            135,359
   1,656   SBM Offshore                             167,904
                                                 ----------
                                                    303,263
           SINGAPORE - 2.4%
  16,000   Jardine Strategic Holdings               174,400
                                                 ----------
           SOUTH KOREA - 7.8%
   7,780   Daewoo Shipbuilding & Marine
              Engineering                           192,695
   3,066   LG.Philips LCD ADR (1)                    70,058
     114   Lotte Confectionery                      146,468
     210   Samsung Electronics                      162,060
                                                 ----------
                                                    571,281
           SWEDEN - 2.1%
   6,589   Atlas Copco, A Shares (1)                154,932
                                                 ----------
           SWITZERLAND - 6.2%
     460   Nestle                                   134,934
   2,661   Novartis                                 146,122
   1,076   Roche Holding (1)                        170,019
                                                 ----------
                                                    451,075
           UNITED KINGDOM - 21.8%
   7,811   BG Group                                  88,209
  12,009   Diageo                                   178,651
   8,374   HBOS                                     147,211
   3,454   Rio Tinto                                176,109
  21,119   Rolls-Royce Group (1)                    163,003
   4,348   Royal Bank of Scotland Group             134,546
  62,850   Signet Group                             113,729
   6,413   Smiths Group                             113,137
  31,361   Tesco                                    177,357
  77,898   Vodafone Group                           163,471
  12,701   WPP Group                                140,947
                                                 ----------
                                                  1,596,370
                                                 ----------
           TOTAL COMMON STOCK
              (Cost $5,925,315)                   7,094,503
                                                 ----------
           EQUITY-LINKED WARRANTS (2) - 1.7%
           INDIA - 1.7%
   7,203   Satyam Computer Services (1)             121,870
                                                 ----------
           TOTAL EQUITY-LINKED
              WARRANTS
              (Cost $91,867)                        121,870
                                                 ----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                         Value $
---------                                         -------
           SHORT-TERM INVESTMENTS  - 2.8%
   6,106   JPMorgan Chase Time Deposit,
              3.97%                                   6,106

 Shares
 ------
 199,000   SEI Daily Income Trust Money
              Market Fund, Class A,
              4.33% (3)                             199,000
                                                 ----------
           TOTAL SHORT-TERM
              INVESTMENTS
              (Cost $205,106)                       205,106
                                                 ----------
           TOTAL INVESTMENTS -
              101.5%
              (Cost $6,222,288)*                  7,421,479
                                                 ----------
           OTHER ASSETS LESS
              LIABILITIES - (1.5)%                 (110,735)
                                                 ----------
           NET ASSETS - 100.0%                   $7,310,744
                                                 ==========

* At January 31, 2006, the tax basis cost of the Fund's investments was $6,222,288, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,212,676 and $(13,485), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
(3) Rate shown is 7-day yield as of January 31, 2006.
ADR -- American Depositary Receipts
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -----------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 24, 2006

* Print the name and title of each signing officer under his or her signature.